Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Beginning balance, value	$ (26,176,943)	$ (34,242,368)
Stock-based compensation	1,458,946	700,737
Compensation options	111,971	264,435
Shares issued for interest payable	2,784,149	1,400,186
Shares issued for RSUs vested
Non brokered shares issued for C$0.30		352,855
Contractor shares issued for C$0.30		290,000
Shares issued for Process plant purchase		1,970,264
Shares issued for warrant exercise	907,090
Special warrant shares issued for C$0.30	$ 7,425,377	9,083,757
Issue costs		(902,427)
Warrant valuation		(6,246,848)
Gain on fair value from change in credit risk		253,875
OCI	554,787
Net income for the period	(13,432,539)	898,591
Ending balance, value	(26,367,162)	(26,176,943)
Common Stock [Member]
Beginning balance, value	$ 228	$ 164
Beginning balance, shares	229,501,661	164,435,826
Stock-based compensation
Compensation options
Shares issued for interest payable	$ 25	$ 12
Shares issued for interest payable, shares	25,300,209	11,544,279
Shares issued for RSUs vested	$ 6	$ 2
Shares issued for RSUs vested, shares	5,809,218	2,565,900
Non brokered shares issued for C$0.30		$ 1
Non brokered shares issued for C$0.30		1,471,664
Contractor shares issued for C$0.30		$ 1
Contractor shares issued for $0.30 CAD, shares		1,218,000
Shares issued for Process plant purchase		$ 10
Shares issued for Process plant purchase, shares		10,416,667
Shares issued for warrant exercise	10
Shares issued for warrant exercise, shares	10,416,667
Special warrant shares issued for C$0.30	$ 52	$ 38
Special warrant shares issued for $0.30 CAD, shares	51,633,727	37,849,325
Issue costs
Warrant valuation
Gain on fair value from change in credit risk
OCI
Net income for the period
Ending balance, value	$ 321	$ 228
Ending balance, shares	322,661,482	229,501,661
Additional Paid-in Capital [Member]
Beginning balance, value	$ 45,161,513	$ 38,248,618
Stock-based compensation	1,458,946	700,737
Compensation options	111,971	264,435
Shares issued for interest payable	2,784,124	1,400,174
Shares issued for RSUs vested	$ (6)	(2)
Non brokered shares issued for C$0.30		352,854
Contractor shares issued for C$0.30		289,999
Shares issued for Process plant purchase		1,970,254
Shares issued for warrant exercise	907,080
Special warrant shares issued for C$0.30	$ 7,425,325	9,083,719
Issue costs		(902,427)
Warrant valuation		(6,246,848)
Gain on fair value from change in credit risk
OCI
Net income for the period
Ending balance, value	57,848,953	45,161,513
AOCI Attributable to Parent [Member]
Beginning balance, value	253,875
Stock-based compensation
Compensation options
Shares issued for interest payable
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Contractor shares issued for C$0.30
Shares issued for Process plant purchase
Shares issued for warrant exercise
Special warrant shares issued for C$0.30
Issue costs
Warrant valuation
Gain on fair value from change in credit risk		253,875
OCI	554,787
Net income for the period
Ending balance, value	808,662	253,875
Retained Earnings [Member]
Beginning balance, value	(71,592,559)	(72,491,150)
Stock-based compensation
Compensation options
Shares issued for interest payable
Shares issued for RSUs vested
Non brokered shares issued for C$0.30
Contractor shares issued for C$0.30
Shares issued for Process plant purchase
Shares issued for warrant exercise
Special warrant shares issued for C$0.30
Issue costs
Warrant valuation
Gain on fair value from change in credit risk
OCI
Net income for the period	(13,432,539)	898,591
Ending balance, value	$ (85,025,098)	$ (71,592,559)